Schedule of Authorized, Issued and Outstanding Shares of Series A Convertible Preferred Stock and Liquidation Preferences (Detail) (Series A Convertible Preferred Stock [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares authorized	0	4,233,295	2,123,681
Shares outstanding	0	3,899,232	1,789,618	1,789,618
Liquidation amount	$ 0	$ 5,654	$ 2,595
Carrying value	$ 0	$ 7,992	$ 2,471	$ 2,471